UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06686
                                                    -------------

                           JF China Region Fund, Inc.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       Cleary, Gottlieb, Steen & Hamilton
                                 1 Liberty Plaza
                               New York, NY 10006
                -------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-441-9800
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


            [Graphic Omitted] JF CHINA REGION FUND, INC.
                              (formerly JARDINE FLEMING CHINA REGION FUND, INC.)
            --------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

                                [Graphic Omitted]

THIS REPORT, INCLUDING THE FINANCIAL STATEMENTS HEREIN, IS SENT TO THE STOCKHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Objectives                                                                     1
--------------------------------------------------------------------------------
Management                                                                     1
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Market Information                                                             1
--------------------------------------------------------------------------------
Highlights                                                                     2
--------------------------------------------------------------------------------
Chairman's Statement                                                           3
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Major Holdings                                                                 4
--------------------------------------------------------------------------------
Investment Portfolio                                                           6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           13
--------------------------------------------------------------------------------
Statement of Operations                                                       14
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           15
--------------------------------------------------------------------------------
Financial Highlights                                                          16
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 17
--------------------------------------------------------------------------------
Results of the Annual Stockholders Meeting                                    22
--------------------------------------------------------------------------------
Other Information                                                             22
--------------------------------------------------------------------------------
Dividend Reinvestment and Cash Purchase Plan                                  23
--------------------------------------------------------------------------------
Directors and Administration                                                  24
--------------------------------------------------------------------------------

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

OBJECTIVES
--------------------------------------------------------------------------------

     JF China Region Fund, Inc. (formerly known as Jardine Fleming China Region Fund, Inc.) (the "Fund") seeks to achieve long-term capital appreciation through investments primarily in equity securities of companies with substantial assets in, or revenues derived from, the People's Republic of China (PRC or China), Hong Kong, Taiwan and Macau--collectively, the China Region.

     The Fund provides investors with an opportunity to participate in the growing economies of the China Region, especially that of the PRC, although investments are expected to be predominantly in securities listed on the Stock Exchange of Hong Kong. Hong Kong enterprises have made substantial investments in the PRC, in Guangdong Province in particular, where abundant labor and land are available. Hong Kong is also the largest trading partner of the PRC.

     The economies of the PRC, Hong Kong, Taiwan and Macau have become increasingly linked over the past 10 years and are becoming further integrated now that Hong Kong and Macau have reverted to Chinese sovereignty. Investments made by the Fund will seek to take advantage of opportunities resulting from this linkage among the China Region markets.

MANAGEMENT
--------------------------------------------------------------------------------

     JF International Management Inc. ("JFIM") (formerly Jardine Fleming International Management Inc.) is the investment management company appointed to advise and manage the Fund's portfolio. JFIM is part of J.P. Morgan Chase & Co. ("JPMC"), one of the world's premier financial services institutions. In asset management, JPMC operates globally under the name of JPMorgan Fleming Asset Management ("JPMFAM"), although in Asia it uses the sub-brand JF Asset Management. Funds under management for the global asset management business of JPMFAM were US $788 billion as of June 30, 2004.

     Chung Man Wing is the portfolio manager of the Fund. Mr. Chung joined JPMFAM in late 2000 as head of the Greater China team. Previously, he was chief investment officer at HSBC Asset Management (Asia).

MARKET INFORMATION
--------------------------------------------------------------------------------

THE FUND IS LISTED ON THE NEW YORK STOCK EXCHANGE (SYMBOL JFC). THE SHARE PRICE IS PUBLISHED IN
--------------------------------------------------------------------------------

o    The Wall Street Journal (daily)

o    The Asian Wall Street Journal (daily)

o    Reuters (page JFC)

THE NET ASSET VALUE IS PUBLISHED IN
--------------------------------------------------------------------------------

o    The Wall Street Journal under "Closed-End Funds" (every Monday)

o    The Asian Wall Street Journal under "Closed-End Funds" (every Monday)

o    Reuters (page JFC)


                                       -1-

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JF CHINA REGION FUND, INC.

HIGHLIGHTS
--------------------------------------------------------------------------------
                                               JUNE 30, 2004   December 31, 2003
                                                    US$              US$
--------------------------------------------------------------------------------
Net Assets                                     $56.7 million     $63.9 million
Net Asset Value Per Share                             $12.37            $13.93

MARKET DATA
Share Price on the
   New York Stock Exchange                            $11.37            $18.08
(Discount)/Premium to Net Asset Value                  (8.1%)             29.8%

TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2004
--------------------------------------------------------------------------------
Net Asset Value                                             -11.2%
Share Price                                                 -37.1%
JFC Benchmark Index*                                         -2.9%
MSCI Hong Kong Index (Total)                                  1.7%
BNP Prime Peregrine China Index                              -9.2%
Taiwan Weighted Index                                        0.04%

NET ASSET VALUE AND SHARE PRICE VS. BENCHMARK INDEX

          [EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC]

                      Net Asset         JF China Share         JFC Benchmark
                        Value                Price                  Index*
       7/16/92             100                 100                    100
       7/27/92           99.78               98.33                  89.81
       8/28/92          100.43                94.2                  91.11
       9/30/92          100.94                  80                  79.15
      10/30/92           108.6               92.53                  90.31
      11/30/92          111.05               96.67                  91.95
      12/31/92          109.29               93.02                  90.21
       1/29/93          110.16               96.37                  87.65
       2/26/93          117.49               98.85                  97.55
       3/31/93          120.54               108.9                  94.28
       4/30/93          125.48              118.95                  97.84
       5/28/93          129.84               122.3                  92.05
       6/30/93          122.35              120.09                  83.13
       7/30/93          120.67              116.73                  77.96
       8/27/93          124.75              129.29                  82.27
       9/30/93          128.39              126.81                  84.74
      10/29/93          147.17              150.32                 102.63
      11/26/93          156.34              166.71                  113.9
      12/31/93          188.96              187.39                 128.98
       1/28/94          175.52              183.65                 111.34
       2/25/94          158.91              148.41                 103.16
       3/31/94          136.56              136.08                  91.08
       4/29/94          132.14              134.18                   87.3
       5/27/94          136.06              148.41                  90.89
       6/30/94          123.99              123.29                  82.84
       7/29/94          130.78              126.47                  87.48
       8/26/94          130.78              135.83                  92.18
       9/30/94          132.98              129.56                  94.14
      10/28/94          132.34              126.47                  89.14
      11/23/94          124.35              110.76                  80.63
      12/30/94          115.72               94.29                  72.23
       1/27/95          101.37                90.1                  62.02
       2/24/95          108.27               98.48                  66.92
       3/31/95          109.37               94.29                  67.13
       4/30/95          105.33                90.1                  63.43
       5/26/95          113.68              107.01                  70.35
       6/30/95          111.93               92.33                  69.32
       7/28/95          116.08               95.51                  73.64
       8/31/95          108.89               88.13                  69.66
       9/30/95          112.85               94.42                  68.82
      10/31/95          110.46               89.22                  67.02
      11/30/95          104.65               85.02                  64.06
      12/29/95          103.54               84.52                  63.34
       1/31/96          112.35              107.76                  72.64
       2/29/96          113.37               95.08                  73.99
       3/31/96          110.12               95.08                  70.65
       4/30/96           111.7               96.18                  68.52
       5/31/96          112.25               94.07                  71.64
       6/30/96          111.98               87.73                  71.47
       7/31/96          110.21               81.39                  71.69
       8/30/96          110.68               84.52                  73.69
       9/30/96          112.16               85.62                  74.73
      10/31/96          113.18               83.51                  77.45
      11/29/96          125.79               90.86                  89.15
      12/31/96          132.84               95.25                  97.43
       1/31/97          135.63               99.49                  99.27
       2/28/97          138.13               99.49                 100.73
       3/27/97          133.96               99.49                  99.65
       4/30/97          148.44              106.94                 106.53
       5/31/97          159.48              115.41                 111.06
       6/30/97          170.35              124.89                 114.45
       7/31/97          178.89              130.22                 117.43
       8/31/97          187.33               126.5                 121.24
       9/30/97          167.65              124.38                 116.19
      10/31/97          124.12               87.29                   88.5
      11/28/97          107.96               84.67                  82.92
      12/31/97             110               82.89                  83.73
       1/30/98           85.88               79.75                  70.48
       2/28/98          114.29               88.25                  86.61
       3/31/98          107.58               80.77                  83.66
       4/30/98           98.27                74.9                  76.62
       5/29/98           83.74               60.57                  69.04
       6/30/98           72.75               54.24                  63.53
       7/31/98           57.28                44.1                  56.17
       8/31/98           51.32               29.76                  50.16
       9/30/98           60.82               40.91                  56.88
      10/30/98           70.51               50.48                  65.12
      11/30/98           72.47               53.14                  64.68
      12/31/98           69.86               46.76                  61.44
       1/29/99           63.27                45.7                  55.92
       2/26/99           63.43               44.63                  56.22
       3/31/99           69.67               47.82                  62.49
       4/30/99           82.25               62.17                  74.33
       5/31/99           76.94               57.39                  69.97
       6/30/99           90.35               74.39                  80.74
       7/30/99           84.95               60.57                   75.8
       8/31/99           88.77               61.11                  78.44
       9/30/99           84.11               56.86                  73.92
      10/29/99           87.65               59.51                  75.69
      11/30/99           99.29               68.01                  82.85
      12/31/99          110.11               72.07                  90.38
       1/31/00          108.99               69.94                  90.33
       2/29/00          113.38               73.68                  91.87
       3/31/00          118.43               75.28                  96.89
       4/28/00          100.86               64.07                  87.24
       5/31/00           94.69               62.46                  82.27
       6/30/00           98.52               66.73                  85.48
       7/31/00          102.07               69.94                  89.73
       8/31/00          103.94               71.54                  88.73
       9/29/00           95.34               66.73                  79.73
      10/31/00            87.4               64.07                  72.78
      11/30/00              83               61.93                  68.48
      12/29/00            87.3               60.33                  71.12
       1/31/01           95.81               71.33                  78.24
       2/28/01           91.42               67.57                  76.15
       3/30/01           84.59               60.73                   69.8
       4/30/01           86.09               63.89                  69.03
       5/31/01           87.12               66.46                  67.29
       6/29/01           84.69                66.2                   65.3
       7/31/01           78.98               60.22                  61.21
       8/31/01            73.1               54.24                  57.47
       9/28/01           66.37               50.83                  48.34
      10/31/01           71.51               51.34                   51.1
      11/30/01           76.18               55.95                  57.64
      12/31/01           76.09               56.12                  63.41
       1/31/02           75.34               55.52                  63.09
       2/28/02           75.53               57.92                  60.84
       3/28/02           81.23               63.64                  65.43
       4/30/02           80.95               64.92                  66.68
       5/31/02           81.88               65.18                  64.55
       6/28/02           76.65               58.94                  60.36
       7/31/02           73.94               54.24                  57.39
       8/30/02           70.29               53.39                  54.89
       9/30/02           65.71               49.71                   49.3
      10/31/02           68.42               52.96                  52.07
      11/29/02           70.48               55.78                  54.34
      12/31/02           69.82               55.52                  50.92
       1/31/03           77.58               62.36                  53.73
       2/28/03            77.3               66.63                  50.72
       3/31/03           73.94               64.41                   48.9
       4/30/03           73.75               63.21                  48.38
       5/30/03           82.63               65.43                  53.24
       6/30/03           86.93               73.46                  55.68
       7/31/03           96.93                80.3                  60.86
       8/29/03          104.13               88.58                  66.88
       9/30/03          106.37               86.87                  68.73
      10/31/03           120.3              116.09                  73.75
      11/28/03          119.37              114.63                  72.11
      12/31/03          130.21              154.44                   75.7
       1/30/04          134.88               129.5                  80.89
       2/27/04          143.95              141.97                  84.25
       3/31/04          135.35              123.01                  79.74
       4/30/04          115.81                91.4                  73.82
       5/31/04          118.43              104.47                  74.32
       6/30/04          115.63               97.12                  73.49

*    JFC Benchmark: MSCI Golden Dragon Index (Total)
     Prior to March 2001: 25% Taiwan Weighted Index, 20% BNP Prime Peregrine
                          China Index, 50% MSCI Hong Kong Index, 5% HSBC
     Prior to March 1999: 60% Hong Kong All Ordinaries Index, 30% Credit
                          Lyonnais Securities Asia All China B Index, 10% Taiwan Weighted Index
     Prior to January 1997: Peregrine Greater China Index

**   Commencement of operations
     Source: JPMorgan Fleming Asset Management

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

CHAIRMAN'S STATEMENT
--------------------------------------------------------------------------------

Dear Fellow Stockholders,

     After the encouraging returns enjoyed in the markets of the China Region in 2003, their performance in the first half of 2004 came as a disappointment with the marked outperformance of the Fund against its benchmark, the MSCI Golden Dragon Index (Total), in 2003 reversed. The share price suffered to a greater degree as a result of its move from a significant premium of 29.8% to net asset value ('NAV') per share at the year-end to a discount of 8.1% at June 30, 2004. Both the share price and NAV do however remain ahead of benchmark over the period since inception, as can be seen from the chart on page 2.

     In China, share prices fell on profit taking, triggered by concerns over large equity fund raisings as well as efforts by the People's Bank of China to slow the domestic economy. These falls accelerated in the second half of the period under review as the Chinese government intensified its efforts to restrain investment in overheated sectors. The Hong Kong market suffered from a sharp correction in March 2004 and was thereafter clouded by external factors such as rising US interest rates, higher oil prices and the risk of a hard landing in China. Taiwan proved something of a roller coaster ride, prompted by an uncertain election victory from President Chen.

     The volatility to which I referred in the Fund's Annual Report proved more severe than was thought likely at the time of writing. The Directors are acutely aware of the additional impact on stockholders of both the volatility and absolute level of discount at which the shares now trade to their underlying NAV per share and continue to monitor this position. The Directors do however remain positive about the long-term growth prospects of the Greater China region although it is probable that volatility will continue to persist in the short term.

Respectfully submitted,


/s/ The Rt. Hon. The Earl of Cromer
--------------------------------------
The Rt. Hon. The Earl of Cromer
Chairman
August 19, 2004

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    [Graphic Omitted]

JF CHINA REGION FUND, INC.

MAJOR HOLDINGS
--------------------------------------------------------------------------------

AT JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                        % of Net
                                                                         Assets
--------------------------------------------------------------------------------

CHINA TELECOM 'H'                                                          4.1

     China Telecom Corporation Limited, through its subsidiaries, provides wireline telephone, data, and Internet, as well as leased line services in China.

SUNG HUNG KAI PROPERTIES                                                   3.0

     Sung Hung Kai Properties Limited, through its subsidiaries, develops and invests in properties. The company also operates hotels, manages properties, car parking and transportation infrastructure. In addition, Sun Hung Kai operates logistics business, construction, financial services, telecommunication Internet infrastructure and enabling services.

CHINA MENGNIU DAIRY                                                        2.6

     China Mengniu Dairy Company Limited, through its subsidiaries, manufactures dairy products in China. The principal products are liquid milk, ice cream, and other dairy products, such as milk powder, milk tea powder, and milk tablets. The company markets its products under its primary MENGNIU trademark.

COFCO INTERNATIONAL                                                        2.6

     COFCO International Limited, through its subsidiaries, operates food processing businesses. The company processes and refines edible oil and fats and produces confectionery products, wine and beverage as well as flour, including wheat and other grain products. In addition, COFCO International Limited trades food products.

CHINA INTERNATIONAL MARINE CONTAINERS 'B'                                  2.6

     China International Marine Containers Company Limited designs and manufactures containers, airport facilities, internal combustion power-generating equipment, and trailers. The company also operates in the timber industry and real estate development.

CATHAY FINANCIAL HOLDING GDR                                               2.3

     Cathay Financial Holding Company Limited is a holding company. Through its subsidiaries, the company provides traditional life, health care, and accident insurances, as well as banking, security underwriting, and brokerage services.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

MAJOR HOLDINGS (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                        % of Net
                                                                         Assets
--------------------------------------------------------------------------------

SINGAMAS CONTAINER HOLDINGS                                                2.3

     Singamas Container Holdings Limited, through its subsidiaries, manufactures containers and related parts, operates container depot businesses, and provides container storage, repair and trucking as well as mid-stream services.

SYNNEX TECHNOLOGY INTERNATIONAL                                            2.3

     Synnex Technology International Corporation markets personal computers, computer peripherals, multi-media products, network products, computer application software, electronic parts, and telecommunication products.

SKYWORTH DIGITAL HOLDINGS                                                  2.2

     Skyworth Digital Holdings Limited, through its subsidiaries, designs, manufactures, and sells color televisions and audio-visual products.

SINOPEC SHANGHAI PETROCHEMICAL                                             2.2

     Sinopec Shanghai Petrochemical Company Limited processes crude oil into a broad range of synthetic fibers, resins and plastics, intermediate petrochemical products and petroleum products.

--------------------------------------------------------------------------------

TOTAL MAJOR HOLDINGS                                                      26.2

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    [Graphic Omitted]

JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Holdings      Market
                                                          (in shares     Value
Description                                                 or par)     (in US$)
--------------------------------------------------------------------------------

COMMON STOCKS (UNLESS OTHERWISE NOTED)
--------------------------------------------------------------------------------

CHINA (30.4%)
--------------------------------------------------------------------------------

AIR FREIGHT & COURIERS (0.5%)
   Sinotrans 'H'                                             786,000     282,163
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
   Weifu High-Technology 'B'                                 344,000     295,938
--------------------------------------------------------------------------------

AUTOMOBILES (2.0%)
   Chongqing Changan Automobile 'B'                        1,684,500   1,114,397
--------------------------------------------------------------------------------

BIOTECHNOLOGY (1.0%)
   Tong Ren Tang Technologies 'H'                            262,000     559,287
--------------------------------------------------------------------------------

CHEMICALS (4.1%)
   Sinopec Beijing Yanhua Petrochemical 'H'                3,308,000   1,070,893
   Sinopec Shanghai Petrochemical 'H'                      3,732,000   1,244,040
--------------------------------------------------------------------------------
                                                                       2,314,933
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
*  CCID Consulting 'H'                                     4,300,000     108,606
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
   China Telecom 'H'                                       6,670,000   2,330,299
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
*  Guangdong Kelon Electrical Holdings 'H'                 1,650,000     581,750
--------------------------------------------------------------------------------

INSURANCE (1.0%)
*  PICC Property and Casualty 'H'                          1,480,000     569,249
--------------------------------------------------------------------------------

MACHINERY (4.0%)
   China International Marine Containers 'B'               1,124,296   1,451,541
   Shanghai Zhenhua Port Machinery 'B'                       600,000     432,600
*  Weichai Power 'H'                                         219,000     369,223
--------------------------------------------------------------------------------
                                                                       2,253,364
--------------------------------------------------------------------------------

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Holdings      Market
                                                         (in shares     Value
Description                                                or par)     (in US$)
--------------------------------------------------------------------------------

MARINE (1.3%)
*  China Shipping Container 'H'                             673,000      241,598
   China Shipping Development 'H'                           846,000      504,362
--------------------------------------------------------------------------------
                                                                         745,960
--------------------------------------------------------------------------------

METALS & MINING (1.0%)
   Yanzhou Coal Mining 'H'                                  554,000      603,737
--------------------------------------------------------------------------------

OIL & GAS (5.7%)
   China Petroleum and Chemical 'H'                       2,938,000    1,073,534
   PetroChina 'H'                                         2,416,000    1,115,113
   Sinopec Zhenhai Refining and Chemical 'H'              1,084,000    1,042,341
--------------------------------------------------------------------------------
                                                                       3,230,988
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
*  Shandong Chenming Paper Holdings 'B'                     848,700      566,906
--------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
   Hua Han Bio-Pharmaceutical Holdings 'H'                2,828,000      344,447
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.6%)
   Weiqiao Textile 'H'                                      616,500      905,019
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.8%)
   Hainan Meilan International Airport 'H'                  597,000      455,419
--------------------------------------------------------------------------------

TOTAL CHINA                                                           17,262,462
--------------------------------------------------------------------------------

HONG KONG (44.7%)
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.4%)
   CITIC International Financial Holdings                 2,094,000      765,140
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
   TPV Technology                                         1,478,000    1,061,162
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
*  COSCO International Holdings                           4,300,000      529,248
--------------------------------------------------------------------------------

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Holdings      Market
                                                         (in shares      Value
Description                                                or par)     (in US$)
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (3.3%)
   Hung Hing Printing Group                                 790,000      592,519
   Singamas Container Holdings                            2,500,000    1,298,119
--------------------------------------------------------------------------------
                                                                       1,890,638
--------------------------------------------------------------------------------

DISTRIBUTORS (0.8%)
   China Resources Enterprises                              364,000      441,014
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
*  PCCW                                                   1,165,000      791,628
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
   Digital China Holdings                                 1,704,000      464,246
--------------------------------------------------------------------------------

FOOD PRODUCTS (6.3%)
*  China Mengniu Dairy                                    2,287,000    1,495,394
   COFCO International                                    2,900,000    1,487,227
   Global Bio-chem Technology Group                         840,000      608,481
*  Global Bio-chem Technology Group Warrants -
   expire 05/31/2007                                        150,250        9,825
--------------------------------------------------------------------------------
                                                                       3,600,927
--------------------------------------------------------------------------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.4%)
   Hengan International Group                             1,200,000      769,255
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES (5.2%)
   Alco Holdings                                          1,600,000      451,296
   Skyworth Digital Holdings                              4,756,456    1,250,134
   TCL International Holdings                             1,676,000      521,081
   Techtronic Industries                                    472,000      753,409
--------------------------------------------------------------------------------
                                                                       2,975,920
--------------------------------------------------------------------------------

INSURANCE (1.1%)
   China Insurance International Holdings                 1,428,000      631,636
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
*  Li Ning                                                  354,000      107,792
--------------------------------------------------------------------------------

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           Holdings      Market
                                                          (in shares     Value
Description                                                 or par)     (in US$)
--------------------------------------------------------------------------------

MACHINERY (0.5%)
   Fong's Industries                                         368,000     287,804
--------------------------------------------------------------------------------

MEDIA (1.2%)
   Oriental Press Group                                    1,886,000     677,047
--------------------------------------------------------------------------------

MISCELLANEOUS (0.0%)
*  Health Asia MediCentres Beijing++                       1,000,000           0
--------------------------------------------------------------------------------

MULTILINE RETAIL (2.3%)
   Aeon Stores (Hong Kong)                                 1,000,000     692,330
*  Lifestyle International Holdings                          482,000     590,160
--------------------------------------------------------------------------------
                                                                       1,282,490
--------------------------------------------------------------------------------

OIL & GAS (1.0%)
   CNOOC                                                   1,303,000     551,287
--------------------------------------------------------------------------------

REAL ESTATE (6.8%)
   Silver Grant International Industries                   4,060,000     874,489
   Sung Hung Kai Properties                                  206,000   1,690,310
   Swire Pacific 'A'                                          86,000     556,813
   Wharf (Holdings)                                          251,000     720,844
--------------------------------------------------------------------------------
                                                                       3,842,456
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
   Fountain Set (Holdings)                                   410,000     273,342
*  Titan Petrochemicals Group                              5,500,000     366,678
--------------------------------------------------------------------------------
                                                                         640,020
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (5.1%)
   China Merchants Holdings International                    456,000     613,866
   Cosco Pacific                                             638,000     887,503
   GZI Transport                                           2,150,000     585,756
   Hopewell Holdings                                         400,000     805,154
--------------------------------------------------------------------------------
                                                                       2,892,279
--------------------------------------------------------------------------------

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Holdings      Market
                                                         (in shares      Value
Description                                                or par)     (in US$)
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.0%)
   China Mobile (Hong Kong)                                 373,500    1,130,113
--------------------------------------------------------------------------------

TOTAL HONG KONG                                                       25,332,102
--------------------------------------------------------------------------------

SINGAPORE (1.0%)
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.0%)
   Full Appex Holdings                                    2,000,000      563,233
--------------------------------------------------------------------------------

TOTAL SINGAPORE                                                          563,233
--------------------------------------------------------------------------------

SOUTH KOREA (1.2%)
--------------------------------------------------------------------------------

MARINE (1.2%)
   Hanjin Shipping                                           45,000      689,312
--------------------------------------------------------------------------------

TOTAL SOUTH KOREA                                                        689,312
--------------------------------------------------------------------------------

TAIWAN (17.4%)
--------------------------------------------------------------------------------

AIRLINES (0.0%)
   EVA Airways                                                  662          277
--------------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
   Bank of Kaohsiung                                      1,050,000      743,529
   Chinatrust Financial Holding                             768,000      856,888
*  First Financial Holding                                  157,000      113,978
--------------------------------------------------------------------------------
                                                                       1,714,395
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.3%)
   Synnex Technology International                          800,000    1,297,233
--------------------------------------------------------------------------------

INSURANCE (2.3%)
*  Cathay Financial Holding GDR                              74,000    1,325,340
--------------------------------------------------------------------------------

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Holdings      Market
                                                         (in shares     Value
Description                                                or par)     (in US$)
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
   Premier Image Technology                                 359,000      437,935
--------------------------------------------------------------------------------

METALS & MINING (0.5%)
   China Steel                                              301,000      284,790
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
   Chung Hwa Pulp                                         1,250,000      595,061
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
*  Powerchip Semiconductor                                  293,000      236,248
   Taiwan Semiconductor Manufacturing                       527,184      759,170
*  United Microelectronics                                  404,000      300,506
*  Windbond Electronics                                   1,001,000      458,655
--------------------------------------------------------------------------------
                                                                       1,754,579
--------------------------------------------------------------------------------

SOFTWARE (0.8%)
   Soft-World International                                 175,000      447,783
--------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
   Hotai Motor                                              500,000      722,999
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.0%)
   Pou Chen                                                     816          762
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.3%)
   Far EasTone Telecommunications                           569,000      521,428
   Taiwan Cellular                                          823,000      783,577
--------------------------------------------------------------------------------
                                                                       1,305,005
--------------------------------------------------------------------------------

TOTAL TAIWAN                                                           9,886,159
--------------------------------------------------------------------------------

TOTAL COMMON STOCK (Cost $50,042,848)                                 53,733,268
--------------------------------------------------------------------------------

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Holdings      Market
                                                        (in shares      Value
Description                                               or par)     (in US$)
--------------------------------------------------------------------------------

UNITED STATES (4.1%)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT (4.1%)
   Citibank Time Deposit, 0.85%, 07/02/04                2,300,858    2,300,858
--------------------------------------------------------------------------------

TOTAL UNITED STATES (Cost $2,300,858)                                 2,300,858
--------------------------------------------------------------------------------

TOTAL INVESTMENTS
   (98.8% of Net Assets) (Cost $52,343,706)                          56,034,126
================================================================================

Other assets in excess of liabilities (1.2%
   of Net Assets)                                                       695,199
================================================================================

NET ASSETS (100.0%)                                                  56,729,325
================================================================================

Aggregate cost for Federal income tax
purposes is $52,422,319. The aggregate
unrealized gain for all securities is as follows:

Excess of market value over cost                                      7,212,033
Excess of cost over market value                                     (3,600,226)
--------------------------------------------------------------------------------

Net unrealized gain                                                   3,611,807
================================================================================

     B - Chinese security traded on Beijing Stock Exchange.

     H - Chinese security traded on Hong Kong Stock Exchange.

     GDR - Global Depository Receipts

 *   Non-income producing security.

++ At fair value as determined under the supervision of the Board of Directors.

                 See accompanying notes to financial statements.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      (in US$)
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $52,343,706)                              56,034,126
Cash (including foreign currencies with a cost of $573,339 and
   value of $573,299)                                                   704,128
Receivable for securities sold                                          357,551
Dividend receivable                                                     216,690
Interest receivable                                                          54
Prepaid expenses                                                         25,858
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         57,338,407
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for securities purchased                                        308,126
Due to Investment Advisor                                                45,804
Accrued expenses payable                                                255,152
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                       609,082
--------------------------------------------------------------------------------

NET ASSETS                                                           56,729,325
================================================================================

NET ASSETS CONSIST OF:

Common stock, $0.01 par value (100,000,000 shares authorized;
   4,585,160 shares issued and outstanding)                              45,852
Paid-in capital                                                      96,142,005
Accumulated net investment income                                       148,882
Accumulated realized loss on investments and foreign currency
   transactions                                                     (43,297,746)
Accumulated net unrealized appreciation on investments,
   and foreign currency holdings, and other assets
   and liabilities denominated in foreign currencies                  3,690,332
--------------------------------------------------------------------------------

NET ASSETS                                                           56,729,325
================================================================================

NET ASSET VALUE PER SHARE ($56,729,325 / 4,585,160)                       12.37
================================================================================

                 See accompanying notes to financial statements.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      (in US$)
--------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $19,479)                   844,383
Interest (net of foreign withholding tax of $127)                         3,636
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 848,019
--------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                                314,986
Administration and accounting fees                                       68,623
Legal fees                                                               68,458
Directors' fees and expenses                                             60,620
Custodian fees                                                           54,334
Stockholder service fees                                                 41,212
Insurance                                                                26,226
Stockholder report expenses                                              19,423
Audit fees                                                               17,388
NYSE listing fee                                                         12,432
Other expenses                                                            6,454
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          690,156
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   157,863
================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FOREIGN CURRENCY HOLDINGS AND OTHER ASSETS AND
   LIABILITIES DENOMINATED IN FOREIGN CURRENCIES
--------------------------------------------------------------------------------

NET REALIZED GAIN
   Investments                                                        8,232,618
   Foreign currency transactions                                         11,589
NET CHANGE IN UNREALIZED DEPRECIATION
   Investments and foreign currency holdings and other assets and
      liabilities denominated in foreign currencies                 (15,555,380)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
   FOREIGN CURRENCY HOLDINGS AND OTHER ASSETS AND LIABILITIES
   DENOMINATED IN FOREIGN CURRENCIES                                 (7,311,173)
--------------------------------------------------------------------------------

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     (7,153,310)
================================================================================

                 See accompanying notes to financial statements.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                              June 30, 2004        Year Ended
                                                                  (in US$)      December 31, 2003
                                                                (unaudited)          (in US$)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Operations
      Net investment income (loss)                                 157,863            (89,574)
      Net realized gain on investment transactions               8,232,618         11,397,110
      Net realized gain on foreign currency transactions            11,589             12,285
      Net change in unrealized appreciation (depreciation)
         on investments, foreign currency holdings and
         other assets and liabilities denominated in
         foreign currencies                                    (15,555,380)        18,324,290
-------------------------------------------------------------------------------------------------

   Net (decrease)/increase in net assets
      resulting from operations                                 (7,153,310)        29,644,111
-------------------------------------------------------------------------------------------------

CAPITAL SHARES REPURCHASED                                              --            (10,191)
=================================================================================================

TOTAL (DECREASE)/INCREASE IN NET ASSETS                         (7,153,310)        29,633,920
   Net Assets:
   Beginning of period                                          63,882,635         34,248,715
-------------------------------------------------------------------------------------------------

   End of period (including undistributed
      net investment income of $148,882
      at June 30, 2004)                                         56,729,325         63,882,635
=================================================================================================

                 See accompanying notes to financial statements.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                For the
                               Six Months
                                 Ended          For the        For the        For the        For the        For the
                                June 30,      Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                  2004       December 31,   December 31,   December 31,   December 31,   December 31,
                                (in US$)         2003           2002           2001           2000           1999
                              (unaudited)      (in US$)       (in US$)       (in US$)       (in US$)       (in US$)
---------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
---------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period            13.93            7.47           8.14           9.34          11.78            7.50
=====================================================================================================================
Net investment income
   (loss)                          0.03           (0.02)         (0.04)         (0.11)         (0.06)           0.03
Net realized and
   unrealized gain (loss)
   on investment and
   foreign currency-
   related transactions           (1.59)           6.48          (0.66)         (1.31)         (2.73)           4.29
---------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                     (1.56)           6.46          (0.70)         (1.42)         (2.79)           4.32
=====================================================================================================================
Dividends from net
   investment income                 --              --             --             --             --           (0.04)
=====================================================================================================================
Dilutive Effect of Capital
   shares repurchased                --              --*          0.03           0.22           0.35              --
=====================================================================================================================
NET ASSET VALUE, END OF
   PERIOD                         12.37           13.93           7.47           8.14           9.34           11.78
=====================================================================================================================
Market value, end of
   period                         11.37           18.08           6.50           6.57           7.06            8.44
=====================================================================================================================
TOTAL INVESTMENT RETURN
   Per share market value         (37.1%)         178.2%          (1.1%)         (6.9%)        (16.3%)          54.2%
   Per share net asset
      value                       (11.2%)          86.5%          (8.2%)        (12.8%)        (20.7%)          57.6%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period    56,729,325      63,882,635     34,248,715     38,169,881     56,150,319     107,250,954
Ratios of total expenses
   to average net assets           2.19%++         2.54%          2.62%          3.51%+         2.02%           2.28%
Ratios of net investment
   income (loss) to
   average net assets              0.50%++        (0.19%)        (0.44%)        (1.25%)        (0.36%)          0.37%
Portfolio turnover rate            84.8%          162.5%         245.0%         212.1%          94.8%           90.8%
Number of shares
   outstanding at end of
   period (in thousands)          4,585           4,585          4,587          4,689          6,012           9,101

 *   Less than $0.01 per share.

 + The ratio of total expenses to average net assets for the year ended December 31, 2001 is higher than that of previous years as a result of the expenses incurred in relation to a tender offer and share repurchases that decreased the size of the Fund following similar actions in the previous year.

++   Annualized.

                 See accompanying notes to financial statements.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JUNE 30, 2004
--------------------------------------------------------------------------------

1.   ORGANIZATION AND CAPITAL

     JF China Region Fund, Inc. (formerly known as Jardine Fleming China Region Fund, Inc.) (the "Fund") was incorporated in the State of Maryland on May 22, 1992, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. The Fund commenced operations on July 16, 1992.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America for investment companies, are consistently followed by the Fund in the preparation of its financial statements.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     i)   SECURITY VALUATION

          All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if no sales price is available at that time, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost. All other securities and assets are valued at fair value as determined in good faith by the Board of Directors. In valuing the Fund's assets, quotations of foreign securities in a foreign currency are translated to U.S. dollar equivalents at the exchange rate in effect on the valuation date.

     ii)  U.S. FEDERAL INCOME TAXES

          No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

At December 31, 2003, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Tax basis Ordinary Income .......................   $          0
Plus/Less: cumulative timing differences ........         (8,981)
                                                    ------------
Accumulated net investment loss .................                  $     (8,981)
                                                                   ------------
Tax basis capital loss carryover ................   $(51,359,412)
Plus/Less: cumulative timing differences ........       (182,541)
                                                    ------------
Accumulated capital loss ........................                  $(51,541,953)
                                                                   ------------
Book unrealized foreign exchange gain ...........                         1,636
                                                                   ------------
Tax unrealized appreciation .....................   $ 19,061,535
Plus/Less: cumulative timing differences ........        182,541
                                                    ------------
Unrealized appreciation .........................                    19,244,076
                                                                   ------------
Net assets (excluding paid-in capital) ..........                  $(32,305,222)
                                                                   ============

The difference between book and tax basis unrealized appreciation is primarily attributable to wash sales. The cumulative timing difference for the capital loss carryover is due to wash sales. The timing difference for ordinary income is due to post-October foreign exchange losses.

Net Asset Value ................................................   $ 63,882,635
Paid-in Capital ................................................    (96,187,857)
                                                                   ------------
Net assets (excluding paid in capital) .........................   $(32,305,222)
                                                                   ============

As of December 31, 2003, the Fund had capital loss carryforwards for federal income tax purposes of $51,359,412, of which $32,292,614 expires in 2006, $11,676,567 expires in 2007, $3,780,058 expires in 2009 and $3,610,173 expires in 2010. The Fund intends to retain gains realized in future periods that may be offset by available capital loss carryforward.

During the year ended December 31, 2003, the Fund reclassified $12,285 from accumulated net realized loss on investments to accumulated net investment loss as a result of permanent book and tax differences relating primarily to realized foreign currency losses. The Fund also reclassified $68,307 from accumulated net investment loss to paid-in capital as a result of permanent tax differences relating to the net operating loss for the year ended December 31, 2003. Net assets were not affected by the reclassifications. The Fund's realized foreign exchange losses incurred after October 31, 2003, but before December 31, 2003, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized foreign exchange losses of $8,981.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     iii) FOREIGN CURRENCY TRANSLATION

          The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into U.S. dollars at the mid-market price of such currencies against U.S. dollars as follows:

               o investments, other assets, and liabilities at the prevailing rates of exchange on the valuation date;

               o investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

          Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

          Unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period-end exchange rates are reflected as a component of accumulated net unrealized gain (loss) on investments, foreign currency holdings, and other assets and liabilities denominated in foreign currencies.

     iv)  DISTRIBUTION OF INCOME AND GAINS

          The Fund intends to distribute to stockholders, at least annually, substantially all of its net investment income and expects to distribute annually any net long-term capital gains in excess of net short-term capital losses. An additional distribution may be made to the extent necessary to avoid the payment of a 4% federal excise tax.

          Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

     v)   OTHER

          Security transactions are accounted for on trade date. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of investment securities having maturities greater than one year at the time of acquisition by the average monthly market value of those investment securities.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the Fund engages in the following transactions practices. The investment objective, policies, program, and risk factors of the Fund are described more fully in the Fund's Prospectus.

     i)   FOREIGN TRANSACTIONS

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     ii)  OTHER

          During the six months ended June 30, 2004, the Fund made purchases of $50,762,848 and sales of $52,225,193 of investment securities other than short-term investments. There were no purchases or sales of U.S. government securities.

4.   RELATED PARTIES

     i) JF International Management Inc. (formerly Jardine Fleming International Management Inc.) (the "Adviser"), an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., provides investment advisory services to the Fund under the terms of an investment advisory agreement. The Advisor is paid a fee, computed weekly and payable monthly, at the annual rate of 1.00% of the Fund's weekly net assets.

     ii) During the six months ended June 30, 2004, the Fund paid $29,743 in brokerage commissions to J.P. Morgan Chase Group companies and affiliated brokers/dealers.

     iii) OTHER SERVICE PROVIDERS

          PFPC Inc. (the "Administrator") provides administrative and accounting services to the Fund under an Administrative and Accounting Services Agreement. The Administrator receives a fee, payable monthly, at an annual rate of 0.135% of the first $100 million, 0.095% of the next $50 million, 0.08% of the next $50 million and 0.065% of the excess over $200 million of the Fund's average weekly net assets, subject to a minimum annual fee of $138,000, plus reimbursement for certain out-of-pocket expenses.

     iv)  RISKS AND UNCERTAINTIES

          In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.   CAPITAL SHARE TRANSACTIONS

     The Fund's Board of Directors authorized the Fund to purchase shares of its common stock from Fund stockholders, as described below. When shares trade at a discount to net asset value, any purchase of shares by the Fund has the effect of increasing the net asset value per share of the Fund's remaining shares outstanding. All shares purchased by the Fund are thereafter considered authorized and unissued.

     i)   SHARE REPURCHASE PROGRAM

          The Fund is authorized to repurchase up to 458,516 shares (10% of its issued and outstanding shares) in the open market through September 9, 2004. Repurchases can be made only when the Fund's shares are trading at less than net asset value and at such times and amounts as it is believed to be in the best interest of the Fund's stockholders.

          During the year ended December 31, 2003, the Fund paid $10,191 to repurchase 1,550 shares at a per-share weighted average discount to net asset value of 13.07%.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

RESULTS OF THE ANNUAL STOCKHOLDERS MEETING (UNAUDITED)
--------------------------------------------------------------------------------

The Fund held its annual stockholders meeting on May 13, 2004. At this meeting, stockholders elected the following nominees to the Fund's Board of Directors. Stockholders also voted on a proposal to change the Fund's fundamental policies to permit the Fund to borrow up to 20% of the Fund's net assets (not including the amount borrowed) for investment purposes, which was not approved.

     I) ELECTION OF DIRECTORS

  NOMINEE            VOTES FOR   VOTES ABSTAINED   NON-VOTING SHARES   TOTAL VOTING SHARES
  -------            ---------   ---------------   -----------------   -------------------
  A. Douglas Eu      3,126,637        97,542           1,360,981            4,585,160

  Simon J. Crinage   3,126,534        97,645           1,360,981            4,585,160

     II) PROPOSAL TO APPROVE A CHANGE IN THE FUND'S FUNDAMENTAL POLICIES TO PERMIT THE FUND TO BORROW UP TO 20% OF THE FUND'S NET ASSETS (NOT INCLUDING THE AMOUNT BORROWED) FOR INVESTMENT PURPOSES

         VOTES FOR   VOTES AGAINST   VOTES ABSTAINED   NON-VOTING SHARES   TOTAL VOTING SHARES
         ---------   -------------   ---------------   -----------------   -------------------
         1,034,859      386,219          241,099           2,922,983            4,585,160

OTHER INFORMATION
--------------------------------------------------------------------------------

On July 15, 2002, the Board of Directors amended the Fund's investment policy to require that, under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, be invested in equity securities issued by China Region companies or China Region associated companies (the policy previously had a 65% requirement).

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------

THE FUND OPERATES AN OPTIONAL DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (THE "PLAN") WHEREBY:

     a) shareholders may elect to receive dividend and capital gain distributions in the form of additional shares of the Fund (the Share Distribution Plan).

     b) shareholders may make optional payments (any amount between $100 and $3,000) which will be used to purchase additional shares in the open market (the Share Purchase Plan).

FOR A COPY OF THE PLAN BROCHURE, AS WELL AS A DIVIDEND REINVESTMENT AUTHORIZATION CARD, PLEASE CONTACT THE PLAN AGENT:

     EquiServe Trust Company N.A.
     P. O. Box 43010
     Providence, RI 02940-3010
     Telephone No: 800-426-5523 (toll-free)

The following should be noted with respect to the Plan:

If you participate in the Share Distribution Plan, whenever the Board of Directors of the Fund declares an income dividend or net capital gain distribution, you will automatically receive your distribution in newly issued shares (cash will be paid in lieu of fractional shares) if the market price of the shares on the date of the distribution is at or above the net asset value of the shares. The number of shares to be issued to you by the Fund will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the net asset value (NAV) per share on such date or 95% of the market price of a share on such date. If the market price of the shares on such a distribution date is below the NAV, the Plan Agent will, as agent for the participants, buy shares on the open market, on the New York Stock Exchange or elsewhere, for the participant's account on, or after, the payment date. There is no service charge for purchases under this Plan.

For U.S. federal income tax purposes, shareholders receiving newly issued shares pursuant to the Share Distribution Plan will be treated as receiving income or capital gains in an amount equal to the fair market value (determined as of the distribution date) of the shares received and will have a cost basis equal to such fair market value. Shareholders receiving a distribution in the form of shares purchased in the open market pursuant to the Plan will be treated as receiving a distribution of the cash distribution that such shareholder would have received had the shareholder not elected to have such distribution reinvested and will have a cost basis in such shares equal to the amount of the distribution.

There will be no brokerage charge to participants for shares issued directly by the Fund under the Plan. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases of shares in connection with the Plan. The Fund will pay the fees of the Plan Agent for handling the Plan.

You may terminate your account under the Share Distribution Plan by notifying the Plan Agent in writing. The Plan may be terminated by the Plan Agent or the Fund with notice to you at least 30 days prior to any record date for the payment of any distribution by the Fund. Upon any termination, the Plan Agent will deliver a certificate or certificates for the full shares held for you under the Plan and a cash adjustment for any fractional shares.

You also have the option of instructing the Plan Agent to make semiannual cash purchases of shares in the open market. There is a service charge of $1.25 for each purchase under this Share Purchase Plan.

    [Graphic Omitted]

JF CHINA REGION FUND, INC.

DIRECTORS AND ADMINISTRATION
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS            THE RT. HON. THE EARL OF CROMER - DIRECTOR AND
                                  CHAIRMAN OF THE BOARD
                                  A. Douglas Eu - Director and Treasurer
                                  Simon J. Crinage - Director and President
                                  Alexander R. Hamilton - Director
                                  Julian M. I. Reid - Director
                                  Philip Jones - Secretary

INVESTMENT ADVISER                JF INTERNATIONAL MANAGEMENT INC.
                                  P.O. Box 3151
                                  Road Town, Tortola
                                  British Virgin Islands

ADMINISTRATOR                     PFPC INC.
                                  301 Bellevue Parkway
                                  Wilmington, Delaware 19809
                                  U.S.A.

CUSTODIAN                         CITIBANK N.A.
                                  NEW YORK:
                                  111 Wall Street, 16th Floor
                                  New York, New York 10005
                                  U.S.A.

                                  HONG KONG:
                                  Citibank Tower
                                  Citibank Plaza
                                  3 Garden Road
                                  Hong Kong

INDEPENDENT AUDITORS              PRICEWATERHOUSECOOPERS LLP
                                  Two Commerce Square
                                  2001 Market Street
                                  Philadelphia, Pennsylvania 19103
                                  U.S.A.

LEGAL COUNSEL                     CLEARY, GOTTLIEB, STEEN & HAMILTON
                                  NEW YORK:
                                  1 Liberty Plaza
                                  New York, New York 10006
                                  U.S.A.

                                  HONG KONG:
                                  Bank of China Tower
                                  1 Garden Road
                                  Hong Kong

REGISTRAR, TRANSFER AGENT, AND    EQUISERVE TRUST COMPANY N.A.
DIVIDEND PAYING AGENT             P. O. Box 43010
                                  Providence, RI 02940-3010
                                  U.S.A.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET.

WWW.JPMORGANFLEMING.COM/JFCHINAREGION

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                              REGISTRANT PURCHASES OF EQUITY SECURITIES

                                                        (C) TOTAL NUMBER OF SHARES (OR       (D) MAXIMUM NUMBER (OR APPROXIMATE
                 (A) TOTAL NUMBER     (B) AVERAGE        UNITS) PURCHASED AS PART OF       DOLLAR VALUE) OF SHARES (OR UNITS) THAT
                   OF SHARES (OR     PRICE PAID PER      PUBLICLY ANNOUNCED PLANS OR         MAY YET BE PURCHASED UNDER THE PLANS
PERIOD           UNITS) PURCHASED    SHARE (OR UNIT)              PROGRAMS                                OR PROGRAMS (1)
------------------------------------------------------------------------------------------------------------------------------------
Month #1
1/1/04-1/31/04         NONE              NONE                        NONE                                 458,516 shares
------------------------------------------------------------------------------------------------------------------------------------
Month #2
2/1/04-2/29/04         NONE              NONE                        NONE                                 458,516 shares
------------------------------------------------------------------------------------------------------------------------------------
Month #3
3/1/04-3/31/04         NONE              NONE                        NONE                                 458,516 shares
------------------------------------------------------------------------------------------------------------------------------------
Month #4
4/1/04-4/30/04         NONE              NONE                        NONE                                 458,516 shares
------------------------------------------------------------------------------------------------------------------------------------
Month #5
5/1/04-5/31/04         NONE              NONE                        NONE                                 458,516 shares
------------------------------------------------------------------------------------------------------------------------------------
Month #6
6/1/04-6/30/04         NONE              NONE                        NONE                                 458,516 shares
------------------------------------------------------------------------------------------------------------------------------------
Total                  NONE              NONE                        NONE
------------------------------------------------------------------------------------------------------------------------------------

(1) On May 12 2004, the Fund's Board of Directors approved that a 10% share repurchase program that authorized the Fund to repurchase up to 458,516 shares in the open market from July 23, 2003 through July 22, 2004 be extended to September 9 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

 (a)(1)  Not applicable.

 (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3)  Not applicable.


 (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          JF China Region Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Simon Crinage
                        --------------------------------------------------------
                           Simon Crinage, President
                           (principal executive and principal financial officer)

Date                       August 10, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Simon Crinage
                        --------------------------------------------------------
                           Simon Crinage, President
                           (principal executive and principal financial officer)

Date                       August 10, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Eu
                        --------------------------------------------------------
                           Douglas Eu, Treasurer
                           (principal executive and principal financial officer)

Date                       August 10, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.